AOCI - Additional share information (Details 2) - SFr / shares		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common shares issued
Common Stock, Shares, Issued, Beginning Balance		2,556,011,720	2,556,011,720	2,089,897,378
Issuance of common shares		0	0	466,114,342
Common Stock, Shares, Issued, Ending Balance		2,556,011,720	2,556,011,720	2,556,011,720
Treasury shares
Treasury Stock, Shares, Beginning Balance		5,427,691	5,757,666	(0)
Sale of treasury shares		795,576,688	770,559,108	809,307,879
Repurchase of treasury shares		951,743,509	816,841,331	857,049,873
Share-based compensation, net of tax		41,832,701	46,612,198	41,984,328
Treasury Stock, Shares, Ending Balance		119,761,811	5,427,691	5,757,666
Common shares outstanding		2,436,249,909	2,550,584,029	2,550,254,054
Par value (in CHF per share)		SFr 0.04	SFr 0.04
Authorized shares (in shares)	[1]	3,209,011,720	3,271,129,950
Unissued shares (in shares)		653,000,000	653,000,000
Capital Instrument Reserved
Treasury shares
Unissued shares (in shares)		111,193,477	111,193,477

[1]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).